Loss before income tax	12 Months Ended
Jan. 31, 2018
Analysis of income and expense [abstract]
Loss before income tax
Loss before income tax

	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
	£000	£000	£000
Other operating income
Income recognized in respect of BARDA	1,772	—	—
Income on derecognition of the Wellcome Trust financial liability	908	—	—
Income recognized in respect of the Wellcome Trust	—	13	592
Grant income	13	56	645
Research and development credit	23	3	44
Other income	9	—	—
	2,725	72	1,281
Research and development
Employee benefit expense	5,616	4,218	2,848
Share-based payment expense	327	374	356
Program related costs	21,810	13,605	13,093
Amortization of intangible assets	105	10	10
Other research and development costs	1,112	745	549
	28,970	18,952	16,856
General and administration
Employee benefit expense	2,870	2,480	1,365
Share-based payment expense	1,280	1,005	804
Foreign exchange loss	1,986	533	(501)
Depreciation of property, plant and equipment	141	48	38
Loss on disposal of assets	42	—	—
Operating lease rentals	289	213	131
Other general and administration costs	5,322	3,998	2,934
Royalty expense	69	—	—
	11,999	8,277	4,771

7. Loss before income tax (continued)

In September 2017 the Group was awarded a funding contract from the Biomedical Advanced Research and Development Authority ('BARDA'), an agency of the US government's Department of Health and Human Services' Office of the Assistant Secretary for Preparedness and Response, worth up to $62 million. The BARDA contract provides for a cost-sharing arrangement under which BARDA funds a specified portion of estimated costs for specified activities related to the continued clinical and regulatory development of ridinilazole for the treatment of CDI. Under the terms of the contract, Summit is initially eligible to receive $32 million from BARDA to fund, in part, obtaining regulatory approval for and commencing enrollment and dosing into Summit's two planned Phase 3 clinical trials of ridinilazole. In addition, Summit is eligible for additional funding under the contract pursuant to three independent option work segments, which if exercised in full by BARDA would provide for an additional $30 million of funding from BARDA and would support the development of ridinilazole through to potential submission of applications for marketing approval. During the year ended January 31, 2018 the Group recognized funding income from BARDA of £1.8 million for the CDI program (year ended January 31, 2017: nil), income is recognized in respect of BARDA as the underlying research and development expenditure is incurred.

During the year ended January 31, 2018, the Group also recognized £0.9 million of other operating income related to the derecognition of the Wellcome Trust financial liability (year ended January 31, 2017: nil). See Note 18 ‘Financial liabilities on funding arrangements’ for further details.